Note 12 - Derivatives and Fair Value Disclosures (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 USD ($)	Oct. 13, 2015 USD ($)	Sep. 22, 2015 USD ($)	Jul. 06, 2015 USD ($)	Apr. 10, 2014 USD ($)
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount	$ 92,182,741	$ 92,182,741	$ 48,692,694
Derivative, Reference Rate LIBOR	0.38%	0.38%
Foreign Currency Forward Contracts Converted, Amount		$ 0		¥ 400	$ 0
Derivative Instruments Not Designated as Hedging Instruments, Reclassification from OCI		0	(49,471)		67,849
Impaired Long-lived Assets, Pre-impairment Carrying Value	$ 15,828,908	15,828,908	8,145,798
Impairment of Long-Lived Assets Held-for-use	$ 6,775,416	$ 8,238,987	$ 6,168,747		$ 0
Interest Rate Swap [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount							$ 12,120,000	$ 17,553,663	$ 17,553,663
Derivative, Number of Instruments Held						2
Derivative, Fixed Interest Rate							1.54%	1.69%	2.60%
Swap 1 [Member] | Interest Rate Swap [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount						$ 11,171,875
Derivative, Fixed Interest Rate						1.52%
Swap 2 [Member] | Interest Rate Swap [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount						$ 11,171,875
Derivative, Fixed Interest Rate						1.55%
Designated as Hedging Instrument [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Number of Instruments Held	5	5	1
Minimum [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Interest Rate Swap, Fixed Rate		1.52%
Maximum [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Interest Rate Swap, Fixed Rate		4.73%